Capital Lease Liabilities (Details Narrative) - Sep. 30, 2020	USD ($)	CNY (¥)
Accumulated interest on the leased equipment | $	$ 256
RMB [Member]
Accumulated interest on the leased equipment | ¥		¥ 1,743